UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM 13F

FORM 13F COVER PAGE

Report for the calendar Year of the Quarter Ended: September 30, 2005

Check here if Amendment  [ ]; Amendment Number:
This Amendment (Check only one.)   	[ ] is a restatement.
						[ ] adds new holdings entries.
Name:		Thomas Weisel Partners Asset Management, LLC
Address:	1 Montgomery St
		37 th Floor
		San Francisco, CA 94104

13F File Number:	028-10037

The institutional investment manager filing this report and the person by whom it is signed hereby represents that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person signing this report on behalf of reporting manager:

Name:		James Record
Title:	Compliance Officer
Phone:	617-753-6315
Signature, Place, and date of signing:

	James P. Record	Boston, MA	November 14, 2005

Report Type (Check only one.):

[X]	13F Holding Report.

[ ]	13F Notice.

[ ]	13F Combination Report.

List of Other Managers Reporting for this Manager:


I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES
EXCHANGE ACT OF 1934.

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:		0

Form 13F Information Table Entry Total:	24

Form 13F Information Table Value Total:	$75,018,000


List of Other Included Managers:

	No.	13F File Number	Name



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
FORM 13F INFORMATION TABLE
                                                 VALUE   SHARES/    PUT/  INVSTMT     VOTING AUTHORITY
NAME OF ISSUER     TITLE OF CLASS  CUSIP       (X$1000)  PRN  AMT   CALL  DSCRETN       SOLE    SHARED    NONE
ALCATEL            ADR             013904305         2374     176930          SOLE           0             176930
MITTAL STEEL       COM             60684P101        20431     709413          SOLE           0             709413
ACUSPHERE          COM             00511R870          832     152866          SOLE           0             152866
AFFORDABLE RES     COM             008273104         3457     341949          SOLE           0             341949
ALLIANCE DATA SYS  COM             018581108         7830     199988          SOLE           0             199988
BIOENVISION        COM             09059N100         1073     133681          SOLE           0             133681
BLACKBAUD          COM             09227Q100         5203     367200          SOLE           0             367200
CONOR MEDSYS       COM             208264101          944      40180          SOLE           0              40180
COTT CORP          COM             22163N106         4819     272237          SOLE           0             272237
DYNAVAX TECH       COM             268158102         6741    1006135          SOLE           0            1006135
EPICOR SOFTWARE    COM             29426L108          446      34324          SOLE           0              34324
INTERMIX MEDIA     COM             45881X106          774      64750          SOLE           0              64750
LEADIS TECH        COM             52171N103          171      25003          SOLE           0              25003
MOMENTA PHARMA     COM             60877t100          221       8108          SOLE           0               8108
MYOGEN             COM             62856e104         2375     101075          SOLE           0             101075
NETLOGIC MICRO     COM             64118B100          509      23578          SOLE           0              23578
OPTIONSXPRESS      COM             684010101          368      19337          SOLE           0              19337
PANACOS PHARMA     COM             69811Q106          531      54500          SOLE           0              54500
PEOPLESUPPORT      COM             712714302          160      20363          SOLE           0              20363
PHARMION           COM             71715B409         1019      46719          SOLE           0              46719
RENOVIS            COM             759885106         1995     147461          SOLE           0             147461
RIGEL PHARMA       COM             766559603         9270     390000          SOLE           0             390000
TERCICA            COM             88078L105         1948     172708          SOLE           0             172708
VALUECLICK         COM             92046N102         1525      89243          SOLE           0              89243